STATUTORY INFORMATION AND DIVIDEND RESTRICTIONS (Tables)	12 Months Ended
Dec. 31, 2012
STATUTORY INFORMATION AND DIVIDEND RESTRICTIONS
Schedule of selected information for insurance subsidiaries
(in thousands)	2012	2011	2010
Consolidated net income, statutory basis	$125,672	$118,922	$143,091
Consolidated surplus, statutory basis	$684,072	$710,186	$732,379